Cash and cash equivalents and financial assets (Tables)	9 Months Ended
Sep. 30, 2022
Cash and cash equivalents and financial assets
Cash and cash equivalents and short-term financial assets

	As of
in CHF thousands	September 30, 2022	December 31, 2021
Cash and cash equivalents	44,503	82,216
Total	44,503	82,216

	As of
in CHF thousands	September 30, 2022	December 31, 2021
Short-term financial assets due in one year or less	96,000	116,000
Total	96,000	116,000